Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations

Year	Amount in thousands of U.S. dollars
2014	$ 32,591
2015	3,754
2016	1,926

Total	$ 38,271